EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER ORDINARY SHARE
Schedule of earnings (loss) per share

	Year Ended December 31,
	2023	2022	2021
Earnings (Loss) (U.S. dollars in thousands)	23,916	(71,669)	(97,744)
Weighted average number of ordinary shares outstanding during the period (in thousands)	2,591,222	616,299	465,273
Basic earnings (loss) per share (U.S. dollars)	0.01	(0.12)	(0.21)